Exhibit 99.1

World Omni Auto Receivables Trust 2021-C

Monthly Servicer Certificate

August 31, 2025

Dates Covered
Collections Period	08/01/25 - 08/31/25
Interest Accrual Period	08/15/25 - 09/14/25
30/360 Days	30
Actual/360 Days	31
Distribution Date	09/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/25	120,094,226.13	14,400
Yield Supplement Overcollateralization Amount 07/31/25	767,694.91	0
Receivables Balance 07/31/25	120,861,921.04	14,400
Principal Payments	8,816,211.23	339
Defaulted Receivables	92,406.14	7
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/25	668,523.76	0
Pool Balance at 08/31/25	111,284,779.91	14,054

Pool Statistics	$ Amount	# of Accounts
Pool Factor	9.31%
Prepayment ABS Speed	1.07%
Aggregate Starting Principal Balance	1,202,898,752.29	49,569

Delinquent Receivables:
Past Due 31-60 days	3,769,091.02	291
Past Due 61-90 days	1,194,083.27	90
Past Due 91-120 days	239,594.34	16
Past Due 121+ days	0.00	0
Total	5,202,768.63	397

Total 31+ Delinquent as % Aggregate Ending Principal Balance	4.65%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	1.28%
Delinquency Trigger Occurred	NO

Recoveries	235,004.49
Aggregate Net Losses/(Gains) - August 2025	(142,598.35)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-1.42%
Prior Net Losses/(Gains) Ratio	-0.56%
Second Prior Net Losses/(Gains) Ratio	0.40%
Third Prior Net Losses Ratio/(Gains)	0.44%
Four Month Average	-0.29%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.46%

Overcollateralization Target Amount	5,849,148.06
Actual Overcollateralization	111,284,779.91
Weighted Average Contract Rate	4.42%
Weighted Average Contract Rate, Yield Adjusted	5.30%
Weighted Average Remaining Term	19.43

Flow of Funds	$ Amount
Collections	9,490,385.66
Investment Earnings on Cash Accounts	12,989.13
Reserve Fund Balance	2,924,574.03
Servicing Fee	(100,718.27)
Aggregate Purchase Amount	112,045,709.81
Transfer to Collection Account	-
Available Funds	124,372,940.36

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	32,856.04
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	24,563.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	15,502.50
(7) Noteholders' Third Priority Principal Distributable Amount	2,960,298.16
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	111,284,779.91
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	10,054,940.75

Total Distributions of Available Funds	124,372,940.36

Servicing Fee	100,718.27
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,114,250,000.00
Original Class B	35,090,000.00
Original Class C	17,550,000.00

Total Class A, B, & C
Note Balance @ 08/15/25	114,245,078.07
Principal Paid	114,245,078.07
Note Balance @ 09/15/25	0.00

Class A-1
Note Balance @ 08/15/25	0.00
Principal Paid	0.00
Note Balance @ 09/15/25	0.00
Note Factor @ 09/15/25	0.0000000%

Class A-2
Note Balance @ 08/15/25	0.00
Principal Paid	0.00
Note Balance @ 09/15/25	0.00
Note Factor @ 09/15/25	0.0000000%

Class A-3
Note Balance @ 08/15/25	0.00
Principal Paid	0.00
Note Balance @ 09/15/25	0.00
Note Factor @ 09/15/25	0.0000000%

Class A-4
Note Balance @ 08/15/25	61,605,078.07
Principal Paid	61,605,078.07
Note Balance @ 09/15/25	0.00
Note Factor @ 09/15/25	0.0000000%

Class B
Note Balance @ 08/15/25	35,090,000.00
Principal Paid	35,090,000.00
Note Balance @ 09/15/25	0.00
Note Factor @ 09/15/25	0.0000000%

Class C
Note Balance @ 08/15/25	17,550,000.00
Principal Paid	17,550,000.00
Note Balance @ 09/15/25	0.00
Note Factor @ 09/15/25	0.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	72,921.54
Total Principal Paid	114,245,078.07
Total Paid	114,317,999.61

Class A-1
Coupon	0.11273%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.22000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.44000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	0.64000%
Interest Paid	32,856.04
Principal Paid	61,605,078.07
Total Paid to A-4 Holders	61,637,934.11

Class B
Coupon	0.84000%
Interest Paid	24,563.00
Principal Paid	35,090,000.00
Total Paid to B Holders	35,114,563.00

Class C
Coupon	1.06000%
Interest Paid	15,502.50
Principal Paid	17,550,000.00
Total Paid to C Holders	17,565,502.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.0624922
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	97.9056107
Total Distribution Amount	97.9681029

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	0.3278064
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	614.6371153
Total A-4 Distribution Amount	614.9649217

B Interest Distribution Amount	0.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	1000.0000000
Total B Distribution Amount	1,000.7000000

C Interest Distribution Amount	0.8833333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	1000.0000000
Total C Distribution Amount	1,000.8833333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	25.91
Noteholders' Principal Distributable Amount	974.09

Account Balances	$ Amount
Reserve Account
Balance as of 08/15/25	2,924,574.03
Investment Earnings	10,593.72
Investment Earnings Paid	(10,593.72)
Deposit/(Withdrawal)	(2,924,574.03)
Balance as of 09/15/25	0.00
Change	(2,924,574.03)

Required Reserve Amount	0.00

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$705,329.33	$1,015,275.34	$994,751.92
Number of Extensions	61	83	80
Ratio of extensions to Beginning of Period Receivables Balance	0.58%	0.78%	0.71%